Business Combinations - Acquisition of Telefonica Brasil (Details) - Oi Group € in Millions, R$ in Millions	Apr. 20, 2022 BRL (R$)	Apr. 20, 2022 EUR (€)	Oct. 23, 2023 BRL (R$)	Apr. 20, 2022 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration	R$ 5,492		R$ 5,129	€ 1,093
Cash transferred, estimation	R$ 5,373	€ 1,063
Withdrawn amount, percentage			50.00%